REMS REAL ESTATE VALUE OPPORTUNITY FUND
                                   a series of
                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 527-9525

                    Supplement dated November 1, 2008 to the
                                 Prospectus and
                   Statement of Additional Information ("SAI")
                                dated May 1, 2008

                                      *****

This supplement is to be used with the Prospectus and SAI dated May 1, 2008. This supplement together with the Prospectus and SAI constitutes the current Prospectus and SAI.

The Board of Directors of The World Funds, Inc. has approved the removal of the redemption fee currently being assessed on shares of the Fund. Accordingly, all references in the Prospectus and SAI to a redemption fee are hereby deleted.




                       PLEASE RETAIN FOR FUTURE REFERENCE.